LEASES - Recognition of amounts in the consolidated statements of income with respect to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASES
Amortization of right-of-use assets	$ 27,912	$ 19,197
Interest expense on lease obligations	2,919	2,252
Variable lease payments not included in the measurement of lease obligations	115,890	137,369
Expenses relating to short-term leases	11,081	3,883
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$ 1,663	$ 1,105